Legal, competition and regulatory matters	12 Months Ended
Dec. 31, 2018
Legal, competition and regulatory matters
Legal, competition and regulatory matters

The notes included in this section focus on the Barclays Bank Group’s accruals, provisions and contingent liabilities. Provisions are recognised for present obligations arising as consequences of past events where it is probable that a transfer of economic benefit will be necessary to settle the obligation, and it can be reliably estimated. Contingent liabilities reflect potential liabilities that are not recognised on the balance sheet.